Schedule of Anti-dilutive Securities Excluded From Calculation of Earning Per Share (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total shares excluded from calculation	1,189,793	650,000	0	0
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total shares excluded from calculation	1,100,000	650,000
Stock Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total shares excluded from calculation	89,793